Related party transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Total compensation	$ 11,945	$ 13,581
Key management personnel of entity or parent
Statement Line Items [Line Items]
Director fees earned and other compensation	539	740
Salaries and benefits, including severance	7,832	12,568
Share-based compensation	$ 3,574	$ 273